Inventories, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net [Line Items]
Write-downs inventories	¥ 4,282,663	¥ 306,841	¥ 27,536
Provision for inventories	(4,887,040)	(802,807)	(149,075)
Proceeds for claims of unharvested corp			500,000
Cost of Revenues [Member]
Inventories, Net [Line Items]
Write-downs inventories	¥ 4,282,663	¥ 306,841	¥ 27,536